Performance Management - CornerCap Fundametrics Large-Cap ETF	Jul. 29, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]
The bar chart and table provide some indication of the risks of investing in the Fund by showing changes in performance. Performance information shown prior to January 19, 2024 is for CornerCap Fundametrics® Large-Cap ETF, which was a series of Trust for Advised Portfolios (the “Predecessor Fund”). The Fund has adopted the historical performance of the Predecessor Fund.
The bar chart shows changes in the Fund’s performance from year to year. The table illustrates how the Fund’s average annual returns for the periods indicated compare with those of the Russell 1000 Equal Weight Total Return Index, a broad measure of market performance, and the Russell 1000 Value Total Return Index, a secondary index that measures the performance of the mid and large cap value segment of the market. The table also compares the Fund’s performance against the Russell 3000 Total Return Index, the Fund’s former broad-based index. The Fund selected the Russell 1000 Equal Weight Total Return Index as its new index as it is more closely aligned with the Fund’s strategy. Performance, before and after taxes, does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund’s website at CornerCapFUNL-ETF.com.

Performance Past Does Not Indicate Future [Text]	Performance, before and after taxes, does not necessarily indicate how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table provide some indication of the risks of investing in the Fund by showing changes in performance.
Performance Additional Market Index [Text]	The table illustrates how the Fund’s average annual returns for the periods indicated compare with those of the Russell 1000 Equal Weight Total Return Index, a broad measure of market performance, and the Russell 1000 Value Total Return Index, a secondary index that measures the performance of the mid and large cap value segment of the market. The table also compares the Fund’s performance against the Russell 3000 Total Return Index, the Fund’s former broad-based index
Bar Chart [Heading]	Calendar Years Ended December 31
Bar Chart Closing [Text Block]
The Fund’s year-to-date return as of June 30, 2025 was 4.5%.
During the period of time shown in the bar chart, the highest quarterly return was 13.36% for the quarter ended December 31, 2022 and the lowest quarterly return was (11.97)% for the quarter ended June 30, 2022.
Year to Date Return, Label [Optional Text]	year-to-date
Bar Chart, Year to Date Return	4.50%
Bar Chart, Year to Date Return, Date	Jun. 30, 2025
Highest Quarterly Return, Label [Optional Text]	highest quarterly return
Highest Quarterly Return	13.36%
Highest Quarterly Return, Date	Dec. 31, 2022
Lowest Quarterly Return, Label [Optional Text]	lowest quarterly return
Lowest Quarterly Return	(11.97%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Performance Table Heading	Average Annual Total ReturnsFor the Periods Ended December 31, 2024
Performance Table Market Index Changed	The Fund selected the Russell 1000 Equal Weight Total Return Index as its new index as it is more closely aligned with the Fund’s strategy.
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to those investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table Explanation after Tax Higher	In certain cases, the figure representing “Return after Taxes on Distributions and Sale of Fund Shares” may be higher than other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses, or taxes)
Performance Table Closing [Text Block]
After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to those investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”). In certain cases, the figure representing “Return after Taxes on Distributions and Sale of Fund Shares” may be higher than other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.

Performance Availability Website Address [Text]	CornerCapFUNL-ETF.com